File No. 333-122545         CIK #1246799

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                 Post-Effective
                               Amendment No. 1 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                Van Kampen Unit Trusts, Taxable Income Series 85
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: Amy R. Doberman                          Attention: Mark J. Kneedy
  1221 Avenue of the Americas                         111 West Monroe Street
  New York, New York 10020                            Chicago, Illinois 60603

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on October 24, 2006 pursuant to paragraph (b) of Rule 485.


                             Van Kampen Unit Trusts,
                            Taxable Income Series 85

Insured Income Trust/132

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE FUND
   This series of Van Kampen Unit Trusts, Taxable Income Series 85 (the "Fund") consists of the underlying unit investment trust described above (the "Trust"). The Trust consists of a portfolio of intermediate or long-term securities. The Trust seeks to provide a high level of current income and to preserve capital.

                              PUBLIC OFFERING PRICE
   The Public Offering Price of the Units of the Trust includes the aggregate bid price of the securities in the Trust, an applicable sales charge, cash, if any, in the Principal Account held or owned by the Trust, and accrued interest, if any. See "Summary of Essential Financial Information".

                     ESTIMATED CURRENT AND LONG-TERM RETURNS
   Estimated Current and Long-Term Returns to Unitholders are indicated under "Summary of Essential Financial Information". The methods of calculating Estimated Current Returns and Estimated Long-Term Return are set forth in Part II of this Prospectus.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The Date of this Prospectus is October 24, 2006


                                   Van Kampen


       VAN KAMPEN
       INVESTMENTS

                VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES 85
                   Summary of Essential Financial Information
                              As of August 9, 2006
                         Sponsor: Van Kampen Funds Inc.
            Evaluator: Standard & Poor's Securities Evaluations, Inc.
                   Supervisor: Van Kampen Asset Management (4)
                          Trustee: The Bank of New York

   The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions. Unitholders choosing a different distribution plan (if available) will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plan.

                                                                                                              Insured
                                                                                                              Income
                                                                                                               Trust
                                                                                                          --------------
General Information
Principal Amount (Par Value) of the securities.........................................................   $    5,860,000
Number of Units........................................................................................            6,369
Fractional Undivided Interest in Trust per Unit........................................................          1/6,369
Public Offering Price:
      Aggregate Bid Price of the securities in Trust...................................................   $ 5,485,182.05
      Aggregate Bid Price of the securities per Unit...................................................   $       861.23
      Sales charge 5.708% (5.40% of Public Offering Price excluding principal cash) for the Insured
         Income Trust .................................................................................   $        49.16
      Principal Cash per Unit..........................................................................   $         1.07
      Public Offering Price per Unit (1)...............................................................   $       911.46
Redemption Price per Unit..............................................................................   $       862.30
Excess of Public Offering Price per Unit over Redemption Price per Unit...............................    $        49.16
Minimum Value of the Trust under which Trust Agreement may be terminated...............................   $ 1,200,000.00
Annual Premium on Portfolio Insurance..................................................................   $           --
Evaluator's Annual Evaluation Fee (3)..................................................................   $        1,834
Special Information
Calculation of Estimated Net Annual Unit Income:
      Estimated Annual Interest Income per Unit........................................................   $        50.50
      Less: Estimated Annual Expense excluding Insurance...............................................   $         2.37
      Less: Annual Premium on Portfolio Insurance......................................................   $           --
      Estimated Net Annual Interest Income per Unit....................................................   $        48.13
Calculation of Estimated Interest Earnings per Unit:
      Estimated Net Annual Interest Income.............................................................   $        48.13
      Divided by 12....................................................................................   $         4.01
Estimated Daily Rate of Net Interest Accrual per Unit..................................................   $       .13368
Estimated Current Return Based on Public Offering Price (2)............................................             5.29%
Estimated Long-Term Return (2).........................................................................             5.36%

--------------------------------------------------------------------------------

(1) Plus accrued interest to the date of settlement (three business days after purchase) of $.53 for the Insured Income Trust.

(2) The Estimated Current Returns and Estimated Long-Term Returns are described under "Estimated Current and Long-Term Returns" in Part II.

(3) Notwithstanding information to the contrary in Part II of this Prospectus, as compensation for its services, the Evaluator shall receive a fee of $.36 per $1,000 principal amount of securities per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

(4) Notwithstanding anything to the contrary in Prospectus Part II, the Supervisor is Van Kampen Asset Management.

             Summary of Essential Financial Information (continued)

   Evaluations for purpose of sales, purchase or redemption of Units are made as of the close of regular trading on the New York Stock Exchange (the "Exchange") on days the Exchange is open next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

Minimum Principal Distribution...........  $1.00 per Unit
Date of Deposit..........................  July 26, 2005
Supervisor's Annual Supervisory Fee......  Maximum of $.25 per Unit
Sponsor's Annual Bookkeeping
   and Administrative Services Fee.......  Maximum of $.15 per Unit


Record Dates.............................  TENTH day of the month as follows:
                    monthly - each month; semi-annual - June and December for the Insured Income Trust.

Distribution Dates.......................  TWENTY-FIFTH day of the month as follows: monthly - each month; semi-annual - June and December for the Insured Income Trust.

Trustee's Annual Fee.....................  $.91 and $.51 per $1,000 principal amount of securities respectively, for those portions of the Trust under the monthly and semi-annual distribution plans.

--------------------------------------------------------------------------------
                                    PORTFOLIO
   As of June 30, 2006, the Insured Income Trust, Series 132 consists of 12 issues, all of which are insured corporate, taxable municipal, or government debt obligations. See "Portfolio" herein.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Van Kampen Unit Trusts, Taxable Income Series 85:
   We have audited the accompanying statement of condition (including the analysis of net assets) and the related portfolio schedule of Van Kampen Unit Trusts, Taxable Income Series 85 (Insured Income Trust) as of June 30, 2006, and the related statements of operations and changes in net assets for the period from July 26, 2005 (date of deposit) through June 30, 2006. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.
   We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee and Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at June 30, 2006 by correspondence with the Trustee. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Unit Trusts, Taxable Income Series 85 (Insured Income Trust) as of June 30, 2006, and the results of operations and changes in net assets for the period from July 26, 2005 (date of deposit) through June 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   August 18, 2006

                VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES 85
                             Statement of Condition
                                  June 30, 2006
                                                                                                              Insured
                                                                                                              Income
                                                                                                               Trust
                                                                                                            -----------
   Trust property
      Cash  ..............................................................................................  $        --
      Securities at market value, (cost $6,064,313) (note 1)..............................................    5,424,689
      Accrued interest....................................................................................       92,654
      Receivable for securities sold......................................................................           --
                                                                                                            -----------
                                                                                                            $ 5,517,343
                                                                                                            ===========
   Liabilities and interest to Unitholders
      Cash overdraft......................................................................................  $    65,945
      Redemptions payable.................................................................................            --
      Interest to Unitholders.............................................................................    5,451,398
                                                                                                            -----------
                                                                                                            $ 5,517,343
                                                                                                            ===========

                             Analysis of Net Assets

   Interest of Unitholders (6,415 Units of fractional undivided interest outstanding)
      Cost to original investors of 6,514 Units (note 1)..................................................  $ 6,481,235
         Less initial underwriting commission (note 3)....................................................      317,561
                                                                                                            -----------
                                                                                                              6,163,674
         Less redemption of Units (99 Units)..............................................................       85,935
                                                                                                            -----------
                                                                                                              6,077,739
      Undistributed net investment income
         Net investment income............................................................................      292,941
         Less distributions to Unitholders................................................................      270,822
                                                                                                            -----------
                                                                                                                 22,119
      Realized gain (loss) on security sale or redemption.................................................       (8,836)
      Unrealized appreciation (depreciation) of securities (note 2).......................................     (639,624)
      Distributions to Unitholders of security sale or redemption proceeds................................           --
                                                                                                            -----------
            Net asset value to Unitholders................................................................  $ 5,451,398
                                                                                                            ===========
   Net asset value per Unit (Units outstanding of 6,415)..................................................  $    849.79
                                                                                                            ===========


   The accompanying notes are an integral part of these financial statements.

                        INSURED INCOME TRUST, SERIES 132
                             Statement of Operations
        Period from July 26, 2005 (date of deposit) through June 30, 2006
                                                                                                               2006
                                                                                                            -----------
   Investment income
      Interest income.....................................................................................  $   302,704
      Expenses
         Trustee fees and expenses........................................................................        7,069
         Evaluator fees...................................................................................        1,834
         Insurance expense................................................................................           --
         Supervisory fees.................................................................................          860
                                                                                                            -----------
            Total expenses................................................................................        9,763
                                                                                                            -----------
         Net investment income............................................................................      292,941
   Realized gain (loss) from security sale or redemption
      Proceeds............................................................................................       90,525
      Cost................................................................................................       99,361
                                                                                                            -----------
         Realized gain (loss).............................................................................       (8,836)
   Net change in unrealized appreciation (depreciation) of securities ....................................     (639,624)
                                                                                                            -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................  $  (355,519)
                                                                                                            ===========

                       Statement of Changes in Net Assets
       Period from July 26, 2005 (date of deposit) through June 30, 2006

                                                                                                               2006
                                                                                                            -----------
   Increase (decrease) in net assets Operations:
      Net investment income...............................................................................  $   292,941
      Realized gain (loss) on security sale or redemption.................................................       (8,836)
      Net change in unrealized appreciation (depreciation) of securities .................................     (639,624)
                                                                                                            -----------
         Net increase (decrease) in net assets resulting from operations..................................     (355,519)
   Distributions to Unitholders from:
      Net investment income...............................................................................     (270,822)
      Securities sale or redemption proceeds..............................................................           --
      Redemption of Units.................................................................................      (85,935)
                                                                                                            -----------
         Total increase (decrease)........................................................................     (712,276)
   Net asset value to Unitholders
      Beginning of period.................................................................................    6,163,674
                                                                                                            -----------

      End of period (including undistributed net investment income of $22,119)............................  $ 5,451,398
                                                                                                            ===========


   The accompanying notes are an integral part of these financial statements.

VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES 85
INSURED INCOME TRUST                                                            PORTFOLIO SCHEDULE AS OF JUNE 30, 2006
----------------------------------------------------------------------------------------------------------------------
 PORT-                                                                                      REDEMPTION         MARKET
FOLIO       AGGREGATE                                                            RATING       FEATURE           VALUE
 ITEM       PRINCIPAL   NAME OF ISSUER, TITLE, INTEREST RATE AND MATURITY DATE  (NOTE 2)      (NOTE 2)        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
   A     $     110,000  Beloit, Wisconsin, Taxable General Obligation Bonds,
                         Community Development, Series C (XL Capital
                         Assurance Insured)
                         5.250% Due 05/01/21                                     AAA      2014 @ 100      $    101,048
----------------------------------------------------------------------------------------------------------------------
   B           500,000  San Diego, California, Redevelopment Agency, Taxable Tax
                         Allocation Revenue Bonds, North Park, Series A
                         (XLCA Insured)                                                   2013 @ 100
                         6.000% Due 09/01/23                                     AAA      2019 @ 100 S.F.      493,105
----------------------------------------------------------------------------------------------------------------------
   C           355,000  Kentucky, Asset Liability Commission Agency Fund Revenue
                         Bonds Taxable Project, 1st Series (MBIA Insured)                 2015 @ 100
                         5.230% Due 06/01/25                                     AAA      2021 @ 100 S.F.      321,705
----------------------------------------------------------------------------------------------------------------------
   D           145,000  Coos County, Oregon, Taxable General Obligation Bonds
                         (MBIA Insured)                                                   2015 @ 100
                         5.530% Due 06/01/25                                    Aaa*      2021 @ 100 S.F.      136,254
----------------------------------------------------------------------------------------------------------------------
   E           750,000  Metropolitan Washington, D.C., Airport Authority System,
                         Taxable Revenue Bonds, Series C (MBIA Insured)                   2015 @ 100
                         5.590% Due 10/01/25                                     AAA      2020 @ 100 S.F.      713,453
----------------------------------------------------------------------------------------------------------------------
   F           485,000  Montgomery, Alabama, General Obligation Taxable Warrants
                         (FSA Insured)                                                    2015 @ 100
                         5.190% Due 04/01/26                                     AAA      2021 @ 100 S.F.      442,984
----------------------------------------------------------------------------------------------------------------------
   G           450,000  Grand Rapids, Michigan, Building Authority, Taxable Revenue
                         Bonds, Junior Lien Building, Series A (AMBAC
                         Assurance Insured)                                               2014 @ 100
                         5.750% Due 10/01/28                                     AAA      2018 @ 100 S.F.      434,092
----------------------------------------------------------------------------------------------------------------------
   H           230,000  Hudson County, New Jersey, Improvement Authority, Lease
                         Revenue Taxable Bonds, Weekhawken Pershing Road
                         (AMBAC Assurance Insured)                                        2013 @ 102
                         5.720% Due 03/01/34                                     AAA      2024 @ 100 S.F.      217,548
----------------------------------------------------------------------------------------------------------------------
   I         1,000,000  San Marcos, California, Public Facilities Authority, Tax
                         Allocation Refunding Revenue Bonds, Taxable
                         Financing Project Area 1-B (AMBAC
                         Assurance Insured)                                               2015 @ 100
                         5.350% Due 08/01/34                                     AAA      2026 @ 100 S.F.      883,910
----------------------------------------------------------------------------------------------------------------------
   J           220,000  Lancaster, California, Redevelopment Agency Revenue Bonds,
                         Tax Allocation, Taxable Sub-Combined Redevelopment
                         Agency Project Area (FGIC Insured)                               2014 @ 100
                         5.780% Due 08/01/35                                     AAA      2025 @ 100 S.F.      206,611
----------------------------------------------------------------------------------------------------------------------
   K           910,000  Oregon, State Board of Education, Taxable General Obligation
                         Bonds, Series D (MBIA Insured)                                   2015 @ 100
                         5.540% Due 08/01/35                                     AAA      2026 @ 100 S.F.      837,027
----------------------------------------------------------------------------------------------------------------------
   L           750,000  Stanton, California, Redevelopment Agency Tax Allocation
                         Bonds, Consolidated Redevelopment Project - Series A
                         (FGIC Insured)                                                   2015 @ 100
                         5.200% Due 12/01/35                                     AAA      2026 @ 100 S.F.      636,952
         -------------                                                                                    ------------
         $   5,905,000                                                                                    $  5,424,689
         =============                                                                                    ============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES 85
                          Notes to Financial Statements
                                  June 30, 2006

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - The securities are stated at the value determined by the Evaluator. The Evaluator may determine the value of the securities (1) on the basis of current bid prices of the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) on the basis of bid prices for comparable securities, (3) by determining the value of the securities by appraisal or (4) by any combination of the above.

   Security Cost - The original cost to the Trust (Insured Income Trust) was based on the determination by J.J. Kenny Co. of the offering prices of the securities on the date of deposit (July 26, 2005). Since the valuation is based upon the bid prices, the Trust (Insured Income Trust) recognized a downward adjustment of $49,924 on the date of deposit resulting from the difference between the bid and offering prices. This downward adjustment was included in the aggregate amount of unrealized depreciation reported in the financial statements for the Trust for the period ended June 30, 2006.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit in the Trust based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the securities in the Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust is not a taxable entity for Federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO
   Ratings - The source of all ratings, exclusive of those designated N/R or * is Standard & Poor's, A Division of the McGraw-Hill Companies ("Standard & Poor's"). Ratings marked * are by Moody's Investors Service, Inc. ("Moody's") as these securities are not rated by Standard & Poor's. N/R indicates that the security is not rated by Standard & Poor's or Moody's. The ratings shown represent the latest published ratings of the securities. For a brief description of rating symbols and their related meanings, see "Description of Securities Ratings" in the Information Supplement.

   Redemption Feature - There is shown under this heading the year in which each issue of the securities is initially or currently callable and the call price for that year. Each issue of securities continues to be callable at declining prices thereafter (but not below par value) except for original issue discount securities which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. In addition, even if no year is shown in the table, the security may have a "make whole" call option and be redeemable in whole or in part at any time at the option of the issuer at a redemption price that is generally equal to the sum of the principal amount of the securities, a "make whole" amount, and any accrued and unpaid interest to the date of redemption. The "make whole" amount will generally be equal to the excess, if any, of (i) the aggregate present value as of the date of redemption of principal being redeemed and the amount of interest (exclusive of interest accrued to the date of redemption, that would have been payable if redemption had not been made, determined by discounting the remaining principal and interest at a specified rate (which varies from security to security and is generally equal to an average of yields on U.S. Treasury obligations with maturities corresponding to the remaining life of the security plus a premium rate) from the dates on which the principal amount of the securities being redeemed. In addition, the securities may also be subject to redemption without premium at any time pursuant to extraordinary optional or mandatory redemptions if certain events occur. "S.F." indicates a sinking fund is established with respect to an issue of securities. "P.R." indicates a security has been prerefunded.

   Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. Conversely, to the extent that the securities were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Unitholders the principal amount in excess of $1 per Unit semi-annually and any premium received on such redemption. However, should the amount available for distribution in the Principal Account exceed $10.00 per Unit, the Trustee will make a special distribution from the Principal Account on the next succeeding monthly Distribution Date to holders of record on the related monthly Record Date. The estimated current return in this event may be affected by such redemptions. For the Federal tax effect on Unitholders of such redemptions and resultant distributions, see "Federal Tax Status" in Prospectus Part II.

NOTE 2 - PORTFOLIO (continued)
   Insurance - Insurance coverage providing for the timely payment when due of all principal and interest on the securities in the Trust may have been obtained by the Trust or by one of the Preinsured security Insurers (as indicated in the security name). Such insurance does not guarantee the market value of the securities or the value of the Units. For securities covered under the Trust's insurance policy the insurance is effective only while securities thus insured are held in the Trust and the insurance premium, which is a Trust obligation, is paid on a monthly basis. The premium for insurance which has been obtained from various insurance companies by the issuer of the security involved is payable by the issuer.

   An Accounting and Auditing Guide issued by the American Institute of Certified Public Accountants states that, for financial reporting purposes, insurance coverage of the type acquired by the Trust does not have any measurable value in the absence of default of the underlying securities or indication of the probability of such default. In the opinion of the Evaluator, there is no indication of a probable default of securities in the portfolio as of the date of these financial statements.

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at June 30, 2006 is as follows:

   Unrealized Appreciation         $       --
   Unrealized Depreciation           (639,624)
                                   ----------
                                   $ (639,624)
                                   ==========

NOTE 3 - OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the securities in the portfolio of the Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the securities per Unit on the date of an investor's purchase, plus a sales charge of 4.9% of the Public Offering Price which is equivalent to 5.152% of the aggregate offering price of the Bonds for the Trust. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the securities per Unit on the date of an investor's purchase plus a sales charge based upon the estimated long-term return life of the securities in the Trust. The sales charge ranges from 1.0% of the Public Offering Price (1.010% of the aggregate bid price of the securities) for a Trust with an estimated long-term return life with less than two years to 5.40% of the Public Offering Price (5.708% of the aggregate bid price of the securities) for a Trust with a portfolio with an estimated long-term return life of twenty-one or more years.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.25 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to the Trust). In addition, the Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the period from July 26, 2005 (date of deposit) through June 30, 2006, 99 Units were presented for redemption.

NOTE 5 - FINANCIAL HIGHLIGHTS

Insured Income Trust/132
                                                                                                            2006 (c)
                                                                                                         ------------
Per Share Operating Performance:
   Net asset value, beginning of period................................................................  $     946.22
                                                                                                         ------------
   Income from investment operations:
      Net investment income............................................................................         45.13
      Net realized and unrealized gain (loss) on investment transactions (a)...........................        (99.84)
                                                                                                         ------------
   Total from investment operations....................................................................        (54.71)
                                                                                                         ------------
Distributions to Unitholders from:
   Net investment income...............................................................................        (41.72)
   Bond sale and redemption proceeds...................................................................            --
                                                                                                         ------------
   Total distributions to Unitholders..................................................................        (41.72)
                                                                                                         ------------
   Net asset value, end of period......................................................................  $     849.79
                                                                                                         ============
Total Return (b):......................................................................................         (6.29)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses............................................................................................          0.17%
   Net investment income...............................................................................          4.99%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from July 26, 2005 (date of deposit) through June 30, 2006.

                                                                        TISPRO85


                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

          The Consent of Independent Registered Public Accounting Firm


                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Unit Trusts, Taxable Income Series 85, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Chicago and State of Illinois on the 24th day of October, 2006.

                                Van Kampen Unit Trusts, Taxable Income Series 85
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                             By: John F. Tierney
                                                              Executive Director
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on October 24, 2006 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Michael P Kiley                     Managing Director                         )

Edward C. Wood, III                 Managing Director                         )


                                                             /s/ JOHN F. TIERNEY
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 482 (File No. 333-120865) dated January 27, 2005 and the same hereby is incorporated herein by reference.